Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities [Abstract]
Schedule of other liabilities
	December 31, 2018	December 31, 2017

Interest payable	$10,617,533	$4,220,626
Accruals	142,753	97,591
Other payables	415,224	297,802
Long-term debt	4,071,188	4,337,633
	$15,246,698	$8,953,652